Average Annual Total Returns (Class A, (Retail), (Delaware International Bond Fund))	0 Months Ended
Feb. 28, 2012
Average Annual Return:
1 Year	(0.31%)
5 Years	6.98%
10 Years	8.94%
return after taxes on distributions
Average Annual Return:
1 Year	(8.32%)
5 Years	2.99%
10 Years	5.72%
return after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	(0.23%)
5 Years	3.66%
10 Years	5.86%